Inventories (Tables)	9 Months Ended
Jun. 30, 2026
Inventories
Schedule of Inventories
	June 30, 2026	September 30, 2025
Raw materials	$15,728	11,348
Semi-finished	1,085	-
Finished goods	1,456	1,103
	$18,269	12,451